UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] PRE-EFFECTIVE AMENDMENT NO. __
[ ] POST-EFFECTIVE AMENDMENT NO.__

(Check appropriate box or boxes)

Calvert Variable Series, Inc.	Registrant's Telephone Number
(Exact Name of Registrant as Specified in Charter)	800-368-2745

Address of Principal Executive Offices	Approx. Date of Proposed Public
4550 Montgomery Avenue, Suite 1000N	Offering: July 22, 2005
Bethesda, MD 20814	(Date of Reorganization)

Name and Address of Agent for Service:
William M. Tartikoff, Esq.
Calvert Group, Ltd.
4550 Montgomery Ave. Suite 1000N
Bethesda, MD 20814

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

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June __, 2005

Dear Policy Owner:

I am writing to inform you of the upcoming special meeting of shareholders of the Calvert Variable Series, Inc. Social Money Market Portfolio, which will merge with and into the Ameritas Money Market Portfolio on July 22, 2005, and to request that you take a few minutes to read the enclosed material and to mail back the proxy voting card.

You are being asked to vote on a proposal to exchange the assets of the Calvert Social Money Market Portfolio for shares of equal value in the Ameritas Money Market Portfolio. The Board of Directors of Calvert Variable Series, Inc., including myself, believes this change is in the best interests of the Calvert Social Money Market Portfolio and you, as a shareholder.

Regardless of the number of shares you own, it is important to vote those shares and mail your voting card as soon as you can. A postage paid envelope is enclosed. If shareholders do not return their proxies, the Fund may have to incur the expense of additional solicitations. All shareholders benefit from the speedy return of proxies.

I appreciate the time you will take to review this important matter. The Q & A that follows will assist you in understanding the proposal; however, if we may be of any assistance, please call us toll-free at 800-368-2745.

Sincerely,

Barbara J. Krumsiek
Chairman

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June __, 2005

Dear Policy Owner:

I am writing to inform you of the upcoming special meeting of shareholders of the Calvert Variable Series, Inc. (CVS) Calvert Social Money Market Portfolio, which will merge with and into the CVS Ameritas Money Market Portfolio on July 22, 2005, and to request that you take a few minutes to read the enclosed material and to mail back the proxy voting card.

You are being asked to vote on a proposal to exchange the assets of the Calvert Social Money Market Portfolio for shares of equal value in the Ameritas Money Market Portfolio. The Board of Directors of Calvert Variable Series, Inc., including myself, believe this change is in the best interests of the Calvert Social Money Market Portfolio and you, as a shareholder.

Regardless of the number of shares you own, it is important that you take the time to read the enclosed proxy, and complete and mail your voting card as soon as you can. A postage paid envelope is enclosed. If shareholders do not return their proxies, the Fund may have to incur the expense of additional solicitations. All shareholders benefit from the speedy return of proxies.

I appreciate the time you will take to review this important matter. The Q & A that follows will assist you in understanding the proposal; however, if we may be of any assistance, please call us at 800-368-2750.

Sincerely,

Barbara J. Krumsiek
Chairman


CALVERT VARIABLE SERIES, INC.

CALVERT SOCIAL MONEY MARKET PORTFOLIO

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on July __, 2005

NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders of the Calvert Social Money Market Portfolio, each a series of Calvert Variable Series, Inc. (the "Fund"), will be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 9:00 a.m. on [DAY], July __, 2005, for the following purposes:

I. To consider and act on an Agreement and Plan of Reorganization (the "Plan of Reorganization"), dated June __, 2005, providing for the transfer of all of the assets of the Calvert Social Money Market Portfolio to the Ameritas Money Market Portfolio, a series of the Fund, in exchange for shares of equal value of the Ameritas Money Market Portfolio. The Plan of Reorganization also provides for the distribution of those shares of the Ameritas Money Market Portfolio to shareholders of the Calvert Social Money Market Portfolio, in liquidation and subsequent termination of the Calvert Social Money Market Portfolio.

II. To transact any other business that may properly come before the Special Meeting or any adjournment or adjournments thereof.

On behalf of the Calvert Social Money Market Portfolio, the Board of Directors has fixed the close of business on May 31, 2005 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Special Meeting or any adjournment thereof.

June __, 2005

By Order of the Board of Directors,

William M. Tartikoff, Esq.
Vice President

PROSPECTUS AND PROXY STATEMENT

June __, 2005

Acquisition of the assets of
Calvert Social Money Market Portfolio

By and in exchange for shares of
Ameritas Money Market Portfolio

4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
800-368-2745

This Prospectus and Proxy Statement relates to the proposed transfer of all of the assets of the Calvert Social Money Market Portfolio in exchange for shares of the Ameritas Money Market Portfolio (the "Reorganization"). Following the transfer, Ameritas Money Market Portfolio shares will be distributed to shareholders of the Calvert Social Money Market Portfolio in liquidation of the Calvert Social Money Market Portfolio, and they, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the Calvert Social Money Market Portfolio will receive that number of Ameritas Money Market Portfolio shares equal in value at the date of the exchange to the value of such shareholder's respective shares of the Calvert Social Money Market Portfolio. The transaction will only occur if shareholders vote in favor of the proposed transfer.

The Calvert Social Money Market Portfolio is a series of Calvert Variable Series, Inc. (the "Fund"), an open-end series management investment company organized as a Maryland corporation. The investment objective for the Calvert Social Money Market Portfolio is to provide current income by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business. As of May 31, 2005, net assets were $________.

The Ameritas Money Market Portfolio is also a series of the Fund. The investment objective for the Ameritas Money Market Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. As of May 31, 2005, net assets were $_______.

The approximate date on which this Prospectus and Proxy Statement, and Form of Proxy are first being mailed to shareholders is June __, 2005.

This Prospectus and Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Ameritas Money Market Portfolio that a prospective investor should know before investing. This Prospectus and Proxy Statement is accompanied by the Prospectus of the Ameritas Money Market Portfolio (dated May 2, 2005), which has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. A Statement of Additional Information dated June __, 2005, containing additional information about the proposed reorganization has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus and Proxy Statement. The Prospectus and joint Statement of Additional Information for the Calvert Social Money Market Portfolio ("Merger SAI"), and the Annual Report to Shareholders for the period ended December 31, 2004 and the Semi-Annual Report to Shareholders for the period ended June 30, 2004, for the Fund, have been filed with the SEC and are incorporated herein by reference. Copies of these documents may be obtained without charge by writing the Fund at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling 800-368-2745.

These securities have not been approved or disapproved by the SEC or any state securities commission, nor has the SEC or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus and proxy statement are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency. When investors sell shares of the funds, the value may be higher or lower than the amount originally paid.

TABLE OF CONTENTS

Synopsis	__
Expense Comparisons	__
Risk Factors	__
Reasons for the Reorganization	__
Information about the Reorganization	__
Information about Ameritas Money Market Portfolio	__
Shareholder Information for Ameritas Money Market Portfolio	__
Comparative Information on Shareholder Rights	__
General Information about the Portfolios	__
Financial Statements and Experts	__
Voting Information	__
Shareholder Proposals	__
Other Business	__
Adjournment	__
Exhibit A - Agreement and Plan of Reorganization	__

SYNOPSIS

Reasons for the Reorganization. The Board of Directors of the Fund (the "Directors") believe that the proposed Reorganization would be in the best interest of the shareholders of the Calvert Social Money Market Portfolio. In reaching this conclusion, the Directors considered the relatively small size of the Calvert Social Money Market Portfolio and the likelihood that it will not increase substantially in size in the foreseeable future, and that the Reorganization will offer shareholders of the Calvert Social Money Market Portfolio the opportunity to pursue a similar investment objective in a larger portfolio. The Directors also considered the fact that:

1. Both Portfolios are money market funds with an objective of providing current income;

2. Both Portfolios are managed by the same investment advisory team, Calvert Asset Management Company, Inc. ("CAMCO"), with complimentary investment strategies;

3. The Reorganization will have no tax impact on the policyholders and contract owners; and

4. The interests of the existing shareholders will not be diluted as a result of the Reorganization.

In evaluating the benefits of the proposed transaction, the Directors also considered the effect of the loss of a portion of the capital loss carryforwards that might be available to the Calvert Social Money Market Portfolio. Management has determined that the benefits of the proposed reorganization outweigh the uncertain potential detriment resulting from possible constraints in the use of capital loss carryforwards.

The Directors of have also approved the Reorganization on behalf of the Ameritas Money Market Portfolio. The Directors concluded that the proposed Reorganization would be in the best interests of the shareholders of the Ameritas Money Market Portfolio and that the interests of the shareholders would not be diluted as a result of the transactions contemplated by the Reorganization.

Proposed Transaction. The Directors have authorized the Fund to enter into an Agreement and Plan of Reorganization (the "Plan of Reorganization") providing for the transfer of all the assets of the Calvert Social Money Market Portfolio in exchange for shares of the Ameritas Money Market Portfolio.

Following the transfer, Ameritas Money Market Portfolio shares will be distributed to the respective shareholders of the Calvert Social Money Market Portfolio in liquidation of the Calvert Social Money Market Portfolio, and the Calvert Social Money Market Portfolio will be dissolved. As a result of the proposed transaction, each shareholder of the Calvert Social Money Market Portfolio will receive that number of full and fractional Ameritas Money Market Portfolio shares equal in value at the date of the exchange to the value of such shareholder's shares of the Calvert Social Money Market Portfolio. For the reasons stated above, the Directors, including all of its Directors who are not "interested persons" of the Fund (the "Independent Directors"), have concluded that the Reorganization into the Ameritas Money Market Portfolio would be in the best interest of the shareholders of the Calvert Social Money Market Portfolio and recommend shareholder approval.

Tax Consequences. The Plan is conditioned upon receipt by the Calvert Social Money Market Portfolio of an opinion of counsel that for federal income tax purposes no gain or loss will be recognized by it or its shareholders as a result of the Reorganization. The tax basis of Ameritas Money Market Portfolio shares received by a shareholder will be the same as the tax basis of the shareholder's shares of the Calvert Social Money Market Portfolio. In addition, the tax basis of the Calvert Social Money Market Portfolio's assets in the hands of the Ameritas Money Market Portfolio as a result of the Reorganization will be the same as the tax basis of such assets in the hands of the Calvert Social Money Market Portfolio prior to the Reorganization. See "Information about the Reorganization."

Investment Policies. The investment objectives, policies and strategies of the Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio are almost identical and are summarized below. For a more detailed description of the investment techniques used by the Portfolios, and for more information concerning the risks associated with investments in the Portfolios, see the Portfolios' respective Prospectuses.

The Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio have similar investment objectives and principal investment strategies:

  The Calvert Social Money Market Portfolio seeks to provide current income by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business.

  The Ameritas Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

The Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio possess somewhat different fundamental investment restrictions. If shareholders of the Calvert Social Money Market Portfolio approve the Plan of Reorganization, they will be subject to the fundamental investment policies of the Ameritas Money Market Portfolio, which will not be changing in connection with the Reorganization. AIC does not believe that the differences between the Portfolios' fundamental investment policies result in any material difference in the way the Portfolios currently are managed or in the way the Ameritas Money Market Portfolio will be managed if shareholders approve the Plan of Reorganization.

EXPENSES COMPARISONS
			PRO FORMA
.	CALVERT		COMBINED
.	SOCIAL	AMERITAS	AMERITAS
.	MONEY	MONEY	MONEY
.	MARKET	MARKET	MARKET
.	PORTFOLIO	PORTFOLIO	PORTFOLIO

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	N/A	N/A	N/A
Maximum Deferred Sales Load	N/A	N/A	N/A

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.50%[1]	0.25%[3]	____%
Other Expenses	0.36%	0.12%	____%
Total Fund Operating Expenses	1.50%[2]	0.37%	____%
Fee Waiver and/or Expense
Limitation	0.00%	0.01%[4]	____%
Net Expenses	0.86%	0.36%	____%

1 Expenses are based on the Calvert Social Money Market Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

2 Total Fund Operating Expenses reflect an indirect fee resulting from the Calvert Social Money Market Portfolio's expense offset arrangement with the custodian bank and fees before waivers. Under this arrangement, the custodian and transfer agent fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be .79%.

3 Expenses are based on the Ameritas Money Market Portfolio's most recent fiscal year. Management fees include the subadvisory fees paid by the Advisor to the Subadvisor and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor. The administrative service fee is 0.05% of the Portfolio' average daily net assets with a minimum of $50,000.

4 Ameritas Investment Corp. (AIC) has contractually agreed to limit net annual fund operating expenses through April 30, 2006. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. Only the Board of Directors of the Fund may terminate the waiver during the contractual period. The example below reflects the expense limit but only through the contractual date.The Portfolio has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under the circumstances, where AIC has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, AIC benefits from the expense offset arrangement and AIC's obligation under the contractual limitation is reduced by the credits earned. The amount AIC benefited from the credit was 0.01% for the most recent fiscal year and is reflected in the Financial Highlights Section, as the difference between line item "Expenses Before Offset" and "Net Expenses". See Statement of Additional Information "Investment Advisor and Subadvisors".

Example. This example is intended to help you compare the cost of investing in the Portfolios (both before and after the Reorganization) with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the Portfolio for the time periods indicated;

  Your investment has a 5% return each year; and
  The Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

(Unaudited)
1 Year/3 Years/5 Years/10 Years
Calvert Social Money Market Portfolio	$_____/$_____/$_____/$_____

Pro Forma - Surviving
Ameritas Money Market Portfolio	$_____/$_____/$_____/$_____

Effect of the Reorganization on Capital Loss Carryforwards. The following table provides comparative information regarding realized capital gains and losses and net unrealized appreciation or depreciation of portfolio securities and the capital loss carryforwards of the Calvert Social Money Market Portfolio as of May 31, 2005.

Calvert Social Money Market Portfolio

Capital Loss Carryforward	$________
Realized Gains (losses)	$________
Net unrealized appreciation (depreciation)	$________

If the Reorganization does not occur, the Calvert Social Money Market Portfolio's global loss carryforwards should be available to offset any net realized capital gains of the Calvert Social Money Market Portfolio through their expiration date in [2010]. It is anticipated that no distributions of net realized capital gains would be made by the Calvert Social Money Market Portfolio until the capital loss carryforwards expire or are offset by net realized capital gains.

If the Reorganization is consummated, the Ameritas Money Market Portfolio will be constrained in the extent to which it can use the capital loss carryforwards of the Calvert Social Money Market Portfolio because of limitations imposed by the Code on the occurrence of an ownership change. Ameritas Money Market Portfolio should be able to use in each year a capital loss carryforward in an amount equal to the value of the Calvert Social Money Market Portfolio's loss carryforward on the date of the Reorganization multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 2005, the amount of capital loss carryforward that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the date of the Reorganization, currently anticipated to close on or about July 22, 2005.

The Advisor believes that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards, and the differing consequences of federal and various other income taxation on a distribution received by each shareholder whose tax liabilities (if any) are determined by the net effect of a multitude of considerations that are individual to the shareholder. Calvert Social Money Market Portfolio shareholders who need information as to state and local tax consequences, if any, should consult their tax advisors.

Capitalization. The following table shows the capitalization of the Calvert Social Money Market Portfolio as of May 31, 2005, and of the Ameritas Money Market Portfolio on a pro forma basis as of that date, giving effect to the proposed acquisition by the Ameritas Money Market Portfolio of the assets of the Calvert Social Money Market Portfolio at net asset value.

Pro Forma
	Calvert Social	Surviving Ameritas
	Money Market	Money Market
	Portfolio	Portfolio*

Net assets	$________	$_________
Shares outstanding	________	_________
Net asset value per share	$________	$_________

* The Pro Forma combined net assets do not reflect adjustments with respect to distributions prior to the Reorganization. The actual exchange ratio will be determined based on the relative net asset value per share and the number of shares outstanding of each Portfolio on the acquisition date.

Pro forma financial statements for the fiscal year ended December 31, 2005 and the six month period ended June 30, 2004 are incorporated by reference in the Merger SAI. Because the Plan of Reorganization provides that the Ameritas Money Market Portfolio will be the surviving Portfolio following the Reorganization, the pro forma financial statements reflect the transfer of the assets of the Calvert Social Money Market Portfolio to the Ameritas Money Market Portfolio, as contemplated by the Agreement.

Risk Factors. Because the Ameritas Money Market Portfolio and the Calvert Social Money Market Portfolio pursue similar investment programs, the Portfolios share the same principal risks, which include:

  The Portfolio's yield will change in response to market interest rates. In general, as market rates go up so will the Portfolio's yield, and vice versa

  Although the Portfolio tries to keep the value of its shares constant at $1.00 per share, changes in market rates, and/or sudden credit deterioration of a holding could cause the value to decrease

  Securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac, are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government

  Investment in the financial services industry involves additional risk relating to changes in government regulation or economic downturns, which can have a significant negative affect on issuers in the financial services sector

See the Portfolios' respective Prospectuses for further information.

Comparison of Distribution Policies and Purchase, Exchange and Redemption Procedures. The Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio has identical procedures concerning dividends and distributions. Both Portfolios declare and pay dividends annually. Both Portfolios distribute any net realized capital gains annually. For both Portfolios, distributions from net capital gains are made after applying any available capital loss carryovers. It is expected that, shortly before the Closing Date (as defined in the Plan of Reorganization), the Calvert Social Money Market Portfolio will declare and distribute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed.

The Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio have identical procedures for purchasing shares.

The Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio have identical redemption procedures. Shares of the Ameritas Money Market Portfolio and the Calvert Social Money Market Portfolio may be redeemed at the net asset value next determined after receipt of a redemption request, on any day the New York Stock Exchange is open.

RISK FACTORS

As money market funds, both Portfolios share identical risks. General risks attendant to investing in any Portfolio would be that an investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Certain of the current holdings of the Calvert Social Money Market Portfolio may not meet the investment objective and policies of the Ameritas Money Market Portfolio. In reconciling the investment policies of the Portfolios, the advisor and subadvisor will begin to transition the portfolio holdings from the Calvert Social Money Market Portfolio to the Ameritas Money Market Portfolio. To the extent that certain of these holdings transfer to the Ameritas Money Market Portfolio following the Reorganization, minimal transaction costs could be incurred in transitioning these holdings out of that Portfolio.

Please refer to the prior discussion on capital loss carryforwards with respect to the tax effect of transitioning holdings out of the Ameritas Money Market Portfolio following the Reorganization; however, it is not anticipated that there will be a significant tax effect upon the Ameritas Money Market Portfolio pursuant to the Reorganization.

REASONS FOR THE REORGANIZATION

The Directors of the Fund, including its Independent Directors, have determined that the Reorganization would be in the best interests of the Calvert Social Money Market Portfolio, and that the interests of the Calvert Social Money Market Portfolio's shareholders would not be diluted as a result of effecting the Reorganization. At a meeting held on March 10, 2005, the Directors approved the proposed Merger and recommended its approval by shareholders. The principal reasons why the Directors are recommending the Reorganization are as follows:

(i) Appropriate Investment Objectives, Etc. The investment objective, policies, and restrictions of the Ameritas Money Market Portfolio are almost identical to those of the Calvert Social Money Market Portfolio, and the Directors believe that an investment in shares of the Ameritas Money Market Portfolio will provide shareholders with an investment opportunity comparable to that currently afforded by the Calvert Social Money Market Portfolio.

(ii) Lower Operating Expenses. The Directors considered that the operating expenses of the Ameritas Money Market Portfolio after the Reorganization will be lower than the operating expenses borne by the Calvert Social Money Market Portfolio.

(iii) Advantage of Economies of Scale. The Directors also considered the advantages of combining three Portfolios that share similar investment objectives, styles and holdings into another Portfolio with a similar investment objective and style. The Directors believe that by combining the Calvert Social Money Market Portfolio, the shareholders continue to have available to them a Portfolio with a similar investment objective, but can at the same time take advantage of the economies of scale associated with a larger fund rather than three separate funds. Expenses such as audit expenses and bookkeeping expenses that are charged on a per portfolio basis will be reduced.

(iv) Costs of the Reorganization. The Directors considered the fact that the Advisor will be paying the costs of the Reorganization.

(v) Tax Status. The Directors further considered the fact that the Reorganization would have no tax effect on the policyholders and contract owners.

(vi) Dilution. And lastly, the Directors considered the fact that the Reorganization will not dilute the interest of the current Calvert Social Money Market Portfolio shareholders.

Further, in connection with their consideration of these matters, the Directors were also advised by counsel to the Independent Directors of their fiduciary responsibilities to the Calvert Social Money Market Portfolio' shareholders and the legal issues involved.

In addition, the Directors considered a number of additional factors, including, but not limited to: (1) the expenses and advisory fees applicable to the Calvert Social Money Market Portfolio before the Reorganization and the estimated lower expense ratios for shareholders in the Ameritas Money Market Portfolio after the Reorganization, compared to those of the Calvert Social Money Market Portfolio; (2) the terms and conditions of the Plan of Reorganization and the expectation that the Reorganization would not result in dilution of current the Calvert Social Money Market Portfolio shareholders' interests; (3) the economies of scale expected to be realizable as a result of the Reorganization; (4) the service features available to shareholders of both the Calvert Social Money Market Portfolio and Ameritas Money Market Portfolio; and (5) the costs estimated to be incurred to complete the Reorganization. Thus, when considering all of the above factors, the Directors determined that the Reorganization of the Calvert Social Money Market Portfolio into the Ameritas Money Market Portfolio would be in the best interest of the Calvert Social Money Market Portfolio and of its shareholders.

After this discussion, and following a review of the materials and the terms of the proposed Plan of Reorganization, the Independent Directors approved the reorganization proposal and recommended its approval by the Calvert Social Money Market Portfolio's shareholders. In connection with the approval, the Directors considered among other things, the following more technical point of the possible merger, that being that the Calvert Social Money Market Portfolio and Ameritas Money Market Portfolio each would receive an opinion of counsel that the exchanges contemplated by the Reorganization are expected to be tax-free for federal income tax purposes.

INFORMATION ABOUT THE REORGANIZATION

Plan of Reorganization. Shareholders of the Calvert Social Money Market Portfolio are being asked to approve the Reorganization of the Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio. The Merger is proposed to take place pursuant to a Plan of Reorganization between the Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio, a form of which is attached to this Prospectus and Proxy Statement as Exhibit A.

The proposed Plan of Reorganization provides that the Ameritas Money Market Portfolio will acquire all the assets of the Calvert Social Money Market Portfolio in exchange for shares of the Ameritas Money Market Portfolio on July 22, 2005. The material terms of the Plan are summarized below; nonetheless, discussion of the Plan of Reorganization herein is qualified in its entirety by reference to the form in Exhibit A. The number of full and fractional Ameritas Money Market Portfolio shares to be issued to shareholders of the Calvert Social Money Market Portfolio will equal the value of the shares of the Calvert Social Money Market Portfolio outstanding immediately prior to the Reorganization. Portfolio securities of the Calvert Social Money Market Portfolio will be valued in accordance with the valuation practices of the Ameritas Money Market Portfolio (See, "General Information about the Fund"). At the time of the Reorganization, the Calvert Social Money Market Portfolio will pay all of its obligations and liabilities, and prior to the Reorganization will issue a dividend to distribute its investment company taxable income to its shareholders. The Reorganization will be accounted for by the method of accounting commonly used by open-end investment companies.

As soon as practicable after the Closing Date, the Calvert Social Money Market Portfolio will liquidate and distribute pro rata to its shareholders of record as of the close of business on July 22, 2005, the full and fractional shares of the Ameritas Money Market Portfolio at an aggregate net asset value equal to the value of the shareholder's shares in the Calvert Social Money Market Portfolio next determined at the close of business on the Valuation Date (the business day immediately preceding the effective time of the transaction). This method of valuation is also consistent with interpretations of Rule 22c-1 under the Act by the Securities and Exchange Commission's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Ameritas Money Market Portfolio, representing the respective pro rata number of full and fractional shares of the Ameritas Money Market Portfolio due shareholders of the Calvert Social Money Market Portfolio.

The consummation of the Plan of Reorganization is subject to the conditions set forth therein, including the following:

Shareholder Approval. The Plan of Reorganization shall have been approved by the affirmative vote of the holders of a majority (as defined in the Investment Company Act of 1940) of the outstanding voting securities of the Calvert Social Money Market Portfolio.

Representations, Warranties and, Agreements. Both parties to the Reorganization shall have complied with their respective responsibilities under the Plan of Reorganization, the respective representations and warranties contained in this Plan of Reorganization shall be true in all material respects as of the closing date, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of either party since June 30, 2004, as applicable. Both parties shall produce certificates satisfactory in form and substance indicating that they have met the terms of the Plan of Reorganization.

Tax Opinion. Both parties to the Reorganization shall have received an opinion of counsel, addressed to the Fund and in form and substance satisfactory to each party, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Calvert Social Money Market Portfolio, the Ameritas Money Market Portfolio, and their respective shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan of Reorganization, this Prospectus and Proxy Statement, and on such other written representations as the Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio, respectively, will have verified. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(1) Neither the Calvert Social Money Market Portfolio nor the Ameritas Money Market Portfolio will recognize any gain or loss upon the transfer of the assets of the Calvert Social Money Market Portfolio to the Ameritas Money Market Portfolio in exchange for Ameritas Money Market Portfolio shares, and, in the case of the Calvert Social Money Market Portfolio, upon the distribution (whether actual or constructive) of Ameritas Money Market Portfolio shares to the Calvert Social Money Market Portfolio shareholders in exchange for their shares of capital stock of the Calvert Social Money Market Portfolio;

(2) The shareholders of the Calvert Social Money Market Portfolio who receive Ameritas Money Market Portfolio shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Calvert Social Money Market Portfolio for Ameritas Money Market Portfolio shares (including any share interests they are deemed to have received) pursuant to the Reorganization;

(3) The tax basis of Ameritas Money Market Portfolio shares received by shareholders of the Calvert Social Money Market Portfolio will be the same as the tax basis of the shares of capital stock of the Calvert Social Money Market Portfolio surrendered in the exchange; and the holding period of Ameritas Money Market Portfolio shares received by each shareholder of the Calvert Social Money Market Portfolio will include the period during which the shares of the Calvert Social Money Market Portfolio exchanged therefor were held by such shareholder, provided the shares of the Calvert Social Money Market Portfolio were held as a capital asset on the date of the Reorganization; and

(4) The tax basis of the Calvert Social Money Market Portfolio's assets acquired by the Ameritas Money Market Portfolio will be the same as the tax basis of such assets to the Calvert Social Money Market Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Calvert Social Money Market Portfolio in the hands of the Ameritas Money Market Portfolio will include the period during which those assets were held by the Calvert Social Money Market Portfolio.

The Plan of Reorganization may be terminated, and the Reorganization abandoned, at any time before or after approval by shareholders of the Calvert Social Money Market Portfolio, prior to the Closing Date by mutual consent of the parties, or by either, if any condition set forth in the Plan of Reorganization has not been fulfilled or has been waived by the party entitled to its benefits. In accordance with the Plan of Reorganization, the Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio are responsible for payment of their own expenses incurred in connection with the Reorganization.

Description of Ameritas Money Market Portfolio Shares. Full and fractional shares of Ameritas Money Market Portfolio will be issued to each shareholder in accordance with the procedures under the Plan of Reorganization as described above. Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.

Federal Income Tax Consequences. The Plan of Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code. Opinions of Counsel are not binding on the Internal Revenue Service or the Courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable, and shareholders could recognize a gain or loss on the transaction. Shareholders of the Calvert Social Money Market Portfolio should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of the Calvert Social Money Market Portfolio should also consult their tax advisors as to the state and local tax consequences, if any, of the Reorganization.

Expenses. After the Reorganization, the total operating expenses of the surviving Ameritas Money Market Portfolio, as a percent of net assets, will be less than those for the Calvert Social Money Market Portfolio. In addition, certain fixed costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, registration fees, mailing costs and other expenses would be spread across a larger asset base, thereby lowering the expense ratio borne by the Calvert Social Money Market Portfolio shareholders.

INFORMATION ABOUT AMERITAS MONEY MARKET PORTFOLIO

As discussed above, the investment objective, principal investment strategies, and investment practices of the Ameritas Money Market Portfolio are almost identical to those of the Calvert Social Money Market Portfolio.

Objective. The Ameritas Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies. The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. The Portfolio invests more than 25% of total assets in the financial services industry.

Principal Risks

  The Portfolio's yield will change in response to market interest rates. In general, as market rates go up so will the Portfolio's yield, and vice versa.

  Although the Portfolio tries to keep the value of its shares constant at $1.00 per share, changes in market rates, and/or sudden credit deterioration of a holding could cause the value to decrease.

  The Portfolio limits the amount it invests in any one issuer to try to lessen its exposure.

  Securities issued by government-sponsored entities, such as Fannie Mae and Freddie Mac, are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

  Investment in the financial services industry involves additional risk relating to changes in government regulation or economic downturns, which can have a significant negative affect on issuers in the financial services sector.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your share, it is possible to lose money by investing in the Portfolio.

Management.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Calvert Asset Management Company, Inc. ("Calvert")(4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) serves as the investment subadvisor to the Portfolio. Calvert has been managing mutual funds since 1976 and is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of May 31, 2005, Calvert had over $10 billion in assets under management.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees. The Ameritas Money Market Portfolio's advisory agreement provides for the Fund to pay the Advisor a fee of 0.20% of the Portfolio's average daily net assets.

Other Management Arrangements.

Ameritas Investment Corp. also serves as the principal underwriter and distributor for the Ameritas Money Market Portfolio. Under the terms of its underwriting agreement with the Fund, AIC markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. AIC is entitled to compensation for services performed and expenses assumed. Payments to AIC may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. [No payments were authorized in 2004]. AIC is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between AIC and the broker-dealers. As the Advisor and Distributor, AIC, at its own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.

Calvert Administrative Services Company, a subsidiary of Calvert Group, Ltd. and Acacia Mutual, is the Fund's administrator.

National Financial Data Services, Inc. is the Fund's transfer agent and dividend disbursing agent.

Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd. and Acacia Mutual, is the Fund's shareholder servicing agent.

SHAREHOLDER INFORMATION FOR

AMERITAS MONEY MARKET PORTFOLIO

Purchase, Exchange and Redemption of Shares. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Directors intend to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions. It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes. As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the Prospectus for the Policies.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

Both the Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio are series of Calvert Variable Series, Inc., a Maryland corporation. With each Portfolio organized under the same regulated investment company, they share identical Articles of Incorporation and By-laws.

GENERAL INFORMATION ABOUT THE PORTFOLIOS

Information about the Calvert Social Money Market Portfolio is included in the Prospectus, which all shareholders have received. Further information is included in the Fund's Statement of Additional Information. Both the Prospectus and the Statement of Additional Information are dated May 2, 2005. You may obtain additional copies for the Calvert Social Money Market Portfolio, as well as, quarterly, semi-annual, and annual reports of the Calvert Social Money Market Portfolio by writing the Fund at Calvert Variable Series, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling 800-368-2745. This same information for the Ameritas Money Market Portfolio is available by writing the Fund at Calvert Variable Series, Inc., Service Center, Attn: Ryan Walker, P.O. Box 82550, Lincoln, Nebraska 68501, or by calling 800-745-1112. The Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file proxy material, reports, and other information with the Securities and Exchange Commission. These reports and other information filed by the Fund can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. at 450 Fifth Street, N.W. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains reports, other information, and proxy statements filed for the Fund.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Reports to shareholders of the Calvert Social Money Market Portfolio for the period ended December 31, 2004, and the financial statements and financial highlights for the period indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the reports of KPMG LLP, independent accountants to the Calvert Social Money Market Portfolio, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

Financial Highlights. The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) fiscal years (or if shorter, the period of the Portfolio's operations). The Fund's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information for 2004 has been audited by KPMG LLP whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
	2004	2003
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.007	.006
Net realized gain (loss)	**	--
Total from investment operations	.007	.006
Distributions from
Net investment income	(.007)	(.006)
Total increase (decrease) in net asset value	--	--
Net asset value, ending	$1.00	$1.00

Total return*	0.72%	0.64%
Ratios to average net assets: A
Net investment income	.72%	.65%
Total expenses	.86%	.77%
Expenses before offsets	.80%	.73%
Net expenses	.79%	.72%
Net assets, ending (in thousands)	$12,863	$15,150

		Years Ended
	December 31,	December 31,	December 31,
	2002	2001	2000
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.014	.037	.058
Total from investment operations	.014	.037	.058
Distributions from
Net investment income	(.014)	(.037)	(.058)
Total increase (decrease) in net asset value	--	--	--
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	1.44%	3.74%	5.94%
Ratios to average net assets: A
Net investment income	1.40%	3.67%	5.85%
Total expenses	.74%	.67%	.66%
Expenses before offsets	.71%	.67%	.66%
Net expenses	.70%	.63%	.61%
Net assets, ending (in thousands)	$22,449	$21,781	$22,969

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

* Total return is not annualized for periods less than one year.

** Amount was less than .001 per share.

VOTING INFORMATION

Proxies from the shareholders of the Calvert Social Money Market Portfolio are being solicited by the Directors for a Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 9:00 a.m. on [DAY], July __, 2005, or at such later time or date made necessary by adjournment.

Proxies are solicited by mail. Additional solicitations may be made by telephone, computer communications, facsimile, or other such means, or by personal contact by officers or employees of the Calvert Social Money Market Portfolio or by proxy soliciting firms retained for this purpose.

Quorum. The Reorganization must be approved by a majority of the outstanding shares, which is defined as the lesser of: (1) the vote of 67% or more of the shares of each Portfolio at the Special Meeting if the holders of more than 50% of the outstanding shares of each Portfolio are present in person or by proxy, or (2) the vote of more than 50% of the outstanding shares of each Portfolio.

You may revoke your proxy at any time before it is exercised by: (1) filing a written notification of revocation with the Secretary of the Fund, (2) submitting a proxy bearing a later date, or (3) attending and voting at the meeting.

The votes of shareholders of the Ameritas Money Market Portfolio are not being solicited by this Prospectus and Proxy Statement and are not required to carry out the Reorganization.

[Proportional Voting. If you are the owner of a variable life insurance policy or a variable annuity contract issued by Ameritas Variable Life Insurance Company ("AVLIC") or First Ameritas Life Insurance Corp. of New York ("FALIC"), you are not actually a Fund shareholder. The issuing insurance companies are the legal owners of the Fund's shares. Despite not having the legal status as an owner of the shares, we may refer to you as a "shareholder" and your interest in the portfolios as "shares". The issuing life insurance companies want you to return the Voting Instructions so that they can vote the Fund shares represented by your variable insurance policy or variable annuity contract in accordance with your instructions. The persons named as proxies in the enclosed Voting Instructions intend to vote all of the shares of the portfolio, proportionately in accordance with the instructions given by those variable insurance policyholders or variable annuity contract owners who respond with their voting instructions.]

Abstentions and Broker Non-Votes. Abstentions and "broker non-votes" are counted for purposes of determining whether a quorum is present but do not represent votes cast with respect to a proposal. "Broker non-votes" are shares held by a broker or nominee for which an executed proxy is received by the trust, but are not voted as to one or more proposals because instructions have not been received from the beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power. Accordingly, "broker non-votes" and abstentions effectively will be votes against the Reorganization proposal.

Record Date. Shareholders of the Calvert Social Money Market Portfolio of record at the close of business on May 31, 2005 (record date) are entitled to notice of and to vote at the Special Meeting of Shareholders or any adjournment thereof. Shareholders are entitled to one vote for each share held. As of May 31, 2005, as shown on the books of the Calvert Social Money Market Portfolio, there were issued and outstanding shares. As of May 31, 2005, the officers and Directors of the Fund as a group, beneficially owned less than 1% of the outstanding shares of the Calvert Social Money Market Portfolio.

As of May 31, 2005, the following shareholders owned of record 5% or more of the shares of the Fund:

[INSERT 5% SHAREHOLDERS]

SHAREHOLDER PROPOSALS

The Fund is not required to hold annual shareholder meetings. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to the Calvert Legal Department, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814. If the Reorganization described in this Prospectus and Proxy Statement is consummated, there will be no further meetings of the shareholders of the Calvert Social Money Market Portfolio.

OTHER BUSINESS

The Board of Directors of the Calvert Variable Series, Inc. does not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

ADJOURNMENT

In the event that sufficient votes in favor of the proposal set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposal. They will vote against any such adjournment those proxies that have voted against any such proposal.

By Order of the Board of Directors
William M. Tartikoff, Esq.
Secretary

THE BOARD OF DIRECTORS OF THE CALVERT VARIABLE SERIES, INC., INCLUDING THE INDEPENDENT DIRECTORS, RECOMMENDS A VOTE FOR APPROVAL OF THE PLAN.

Investment Company Act File No.: 811-3591


EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of June __, 2005, is between the Calvert Social Money Market Portfolio, a series of Calvert Variable Series, Inc., and the Ameritas Money Market Portfolio, a series of Calvert Variable Series, Inc.

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the shareholders of the Calvert Social Money Market Portfolio shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement and Plan of Reorganization (the "Agreement" or "Plan"). Ameritas Money Market Portfolio shall furnish to Calvert Social Money Market Portfolio such data and information as shall be reasonably requested by Calvert Social Money Market Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. Calvert Social Money Market Portfolio will convey, transfer, and deliver to Ameritas Money Market Portfolio all of the then-existing assets of Calvert Social Money Market Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, Ameritas Money Market Portfolio agrees at the Closing:

(i) to deliver to Calvert Social Money Market Portfolio in exchange for the assets the number of full and fractional shares of common stock of Ameritas Money Market Portfolio ("Ameritas Money Market Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of shares shall be determined by dividing the per share net asset value of Calvert Social Money Market Portfolio Shares (rounded to the nearest millionth) by the net asset value per share of Ameritas Money Market Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of Calvert Social Money Market Portfolio as of the close of business on the closing date. It is expressly agreed that there will be no sales charge to Calvert Social Money Market Portfolio, or to any of the shareholders of Calvert Social Money Market Portfolio upon distribution of Ameritas Money Market Portfolio Shares to them; and

(ii) not to assume any of Calvert Social Money Market Portfolio's obligations and liabilities, whether absolute, accrued, contingent, or otherwise.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the later of receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of Calvert Social Money Market Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

3. VALUATION OF NET ASSETS

(a) The value of Calvert Social Money Market Portfolio's net assets to be transferred to Ameritas Money Market Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (NYSE) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in Ameritas Money Market Portfolio's prospectus.

(b) The net asset value per share of Ameritas Money Market Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by Ameritas Money Market Portfolio's Controller using the same valuation procedures as set forth in Ameritas Money Market Portfolio's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of Calvert Social Money Market Portfolio's net assets to be transferred to Ameritas Money Market Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of Calvert Social Money Market Portfolio, shall be furnished by Calvert Social Money Market Portfolio to Ameritas Money Market Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of Ameritas Money Market Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of Ameritas Money Market Portfolio, shall be furnished by Ameritas Money Market Portfolio to Calvert Social Money Market Portfolio at the Closing.

4. LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, Calvert Social Money Market Portfolio will distribute pro rata to Calvert Social Money Market Portfolio shareholders of record as of the close of business on the Closing Date the shares of Ameritas Money Market Portfolio received by Calvert Social Money Market Portfolio pursuant to Section 2 (a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of Ameritas Money Market Portfolio in the names of each such shareholder of Calvert Social Money Market Portfolio, representing the respective pro rata number of full shares and fractional interests in shares of Ameritas Money Market Portfolio due to each. No such shareholder accounts shall be established by Ameritas Money Market Portfolio or its transfer agent for Ameritas Money Market Portfolio except pursuant to written instructions from Calvert Social Money Market Portfolio, and Calvert Social Money Market Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Calvert Social Money Market Portfolio shareholder a pro rata share of the number of shares of Ameritas Money Market Portfolio received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by Ameritas Money Market Portfolio or its transfer agent to each shareholder of Calvert Social Money Market Portfolio receiving such distribution of shares of Ameritas Money Market Portfolio informing such shareholder of the number of such shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing holdings of shares of Ameritas Money Market Portfolio shall not be issued unless requested by the shareholder and, if such a request is made, share certificates of Ameritas Money Market Portfolio will be issued only for full shares of Ameritas Money Market Portfolio and any fractional interests in shares shall be credited in the shareholder's account with Ameritas Money Market Portfolio.

(d) As promptly as is practicable after the liquidation of Calvert Social Money Market Portfolio, and in no event later than 12 months from the date of this Agreement, Calvert Social Money Market Portfolio shall be terminated pursuant to the provisions of the Plan and its By-laws and Articles of Incorporation.

(e) Immediately after the Closing Date, the share transfer books of Calvert Social Money Market Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. ARTICLES OF INCORPORATION AND BY-LAWS

(a) Articles of Incorporation. The Articles of Incorporation of Calvert Variable Series, Inc., which governs its series, Ameritas Money Market Portfolio, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation until amended as provided by law.

(b) By-laws. The By-laws of Calvert Variable Series, Inc., which govern its series, Ameritas Money Market Portfolio, in effect at the Effective Time of the Reorganization, shall continue to be the By-laws until the same shall thereafter be altered, amended, or repealed in accordance with the Calvert Social Money Market Portfolio's Articles of Incorporation or said By-laws.

6. REPRESENTATIONS AND WARRANTIES OF AMERITAS MONEY MARKET PORTFOLIO

(a) Organization, Existence, etc. Ameritas Money Market Portfolio is a duly organized series of Calvert Variable Series, Inc., validly existing and in good standing under the laws of the State of Maryland, and has the power to carry on its business as it is now being conducted. Currently, Ameritas Money Market Portfolio is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Ameritas Money Market Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. Calvert Variable Series, Inc., of which Ameritas Money Market Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end diversified management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. Ameritas Money Market Portfolio has an unlimited number of shares of beneficial interest, no par value, of which as of December 31, 2004, 1,000,000,000 shares were outstanding, and no shares were held in the treasury of Ameritas Money Market Portfolio. All of the outstanding shares of Ameritas Money Market Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since Ameritas Money Market Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued Upon Reorganization. Ameritas Money Market Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. Calvert Variable Series, Inc. has the power to enter into the Plan on behalf of its series, Ameritas Money Market Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of Calvert Variable Series, Inc. and no other proceedings by Calvert Variable Series, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Ameritas Money Market Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out the Plan.

(f) Liabilities. There are no liabilities of Calvert Variable Series, Inc. on behalf of its series, Ameritas Money Market Portfolio, whether or not determined or determinable, other than liabilities disclosed or provided for in Ameritas Money Market Portfolio Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2004, or otherwise previously disclosed to Calvert Social Money Market Portfolio, none of which has been materially adverse to the business, assets or results of operations of Ameritas Money Market Portfolio.

(g) Litigation. To the knowledge of Ameritas Money Market Portfolio there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Ameritas Money Market Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to Calvert Social Money Market Portfolio under which no default exists, Ameritas Money Market Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Registration Statement. Ameritas Money Market Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the shares of capital stock of Ameritas Money Market Portfolio issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material act required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by Ameritas Money Market Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Calvert Social Money Market Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

7. REPRESENTATIONS AND WARRANTIES OF CALVERT SOCIAL MONEY MARKET PORTFOLIO

(a) Organization, Existence, etc. The Calvert Social Money Market Portfolio is a duly organized series of the Calvert Variable Series, Inc., validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, Calvert Social Money Market Portfolio is not qualified to do business as a foreign corporation under the laws of any jurisdiction. Calvert Social Money Market Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on the business as now being conducted.

(b) Registration as Investment Company. The Calvert Variable Series, Inc., of which the Calvert Social Money Market Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. Calvert Social Money Market Portfolio has an unlimited number of shares of beneficial interest, no par value, of which as of December 31, 2004, 1,000,000,000 shares were outstanding; and no shares were held in the treasury. All of the outstanding shares of Calvert Social Money Market Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since Calvert Social Money Market Portfolio is a series of an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of Calvert Social Money Market Portfolio may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The audited financial statements of Calvert Social Money Market Portfolio for the year ended December 31, 2004, ("Calvert Social Money Market Portfolio Financial Statements"), to be delivered to Ameritas Money Market Portfolio, will fairly present the financial position of Calvert Social Money Market Portfolio as of December 31, 2004, and the results of their respective operations and changes in net assets for the year then ended.

(e) Authority Relative to the Plan. Calvert Variable Series, Inc. has the power to enter into the Plan on behalf of Calvert Social Money Market Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated have been duly authorized by the Board of Directors of the Calvert Variable Series, Inc. and, except for approval by the holders of its capital stock, no other proceedings by the Calvert Variable Series, Inc. are necessary to authorize its officers to effectuate the Plan and the transactions contemplated. Calvert Social Money Market Portfolio are not parties to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the executing and carrying out of the Plan.

(f) Liabilities. There are no liabilities of Calvert Social Money Market Portfolio whether or not determined or determinable, other than liabilities disclosed or provided for in Calvert Social Money Market Portfolio's Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2004, or otherwise previously disclosed to Ameritas Money Market Portfolio, none of which has been materially adverse to the business, assets, or results of operations of Calvert Social Money Market Portfolio.

(g) Litigation. To the knowledge of Calvert Social Money Market Portfolio there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect Calvert Social Money Market Portfolio or their respective assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to Ameritas Money Market Portfolio under which no default exists, the Calvert Variable Series, Inc., on behalf of Calvert Social Money Market Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Calvert Social Money Market Portfolio have been filed for all taxable years up to and including the taxable year ended December 31, 2004, and all taxes payable pursuant to such returns have been paid. Calvert Social Money Market Portfolio has qualified as a regulated investment company under the Internal Revenue Code with respect to each past taxable year of the Calvert Social Money Market Portfolio since commencement of operations.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the Calvert Social Money Market Portfolio as of the Effective Time of the Reorganization will be owned by the Calvert Variable Series, Inc. on behalf of Calvert Social Money Market Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Agreement will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. Calvert Social Money Market Portfolio will cooperate with Ameritas Money Market Portfolio in connection with the Registration Statement referred to in Section 6(i) of this Agreement, and will furnish to Ameritas Money Market Portfolio the information relating to Calvert Social Money Market Portfolio required by the Securities Act and its Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Calvert Social Money Market Portfolio:

(i) will comply in all material respects with the provisions of the Securities Act and its Regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by Ameritas Money Market Portfolio, insofar as it relates to the Calvert Social Money Market Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by Calvert Social Money Market Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

8. CONDITIONS TO OBLIGATIONS OF AMERITAS MONEY MARKET PORTFOLIO

The obligations of Ameritas Money Market Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Calvert Social Money Market Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of Calvert Social Money Market Portfolio since December 31, 2004. Ameritas Money Market Portfolio shall have received a certificate from Calvert Social Money Market Portfolio satisfactory in form and substance to Ameritas Money Market Portfolio indicating that they have met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. Ameritas Money Market Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Ameritas Money Market Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Calvert Social Money Market Portfolio and the shareholders of Calvert Social Money Market Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Calvert Social Money Market Portfolio in connection with the Reorganization, and on such other written representations as Calvert Social Money Market Portfolio and Ameritas Money Market Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) neither the Calvert Social Money Market Portfolio nor the Ameritas Money Market Portfolio will recognize any gain or loss upon the transfer of the assets of Calvert Social Money Market Portfolio to Ameritas Money Market Portfolio in exchange for Ameritas Money Market Portfolio Shares and upon the distribution (whether actual or constructive) of Ameritas Money Market Portfolio Shares to the shareholders of Calvert Social Money Market Portfolio in exchange for their shares of capital stock of Calvert Social Money Market Portfolio;

(ii) the shareholders of Calvert Social Money Market Portfolio who receive Ameritas Money Market Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Calvert Social Money Market Portfolio for Ameritas Money Market Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of Ameritas Money Market Portfolio Shares received by Calvert Social Money Market Portfolio's shareholders will be the same as the basis of the shares of capital stock of Calvert Social Money Market Portfolio surrendered in the exchange, the holding period of Ameritas Money Market Portfolio shares received by each shareholder of Calvert Social Money Market Portfolio will include the period during which the shares of Calvert Social Money Market Portfolio exchanged therefor were held by such shareholder, provided the shares of Calvert Social Money Market Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of Calvert Social Money Market Portfolio's assets acquired by Ameritas Money Market Portfolio will be the same as the basis of such assets to Calvert Social Money Market Portfolio immediately prior to the Reorganization, and the holding period of the assets of Calvert Social Money Market Portfolio in the hands of Ameritas Money Market Portfolio will include the period during which those assets were held by Calvert Social Money Market Portfolio.

(d) Opinion of Counsel. Ameritas Money Market Portfolio shall have received the opinion of counsel for the Calvert Social Money Market Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Ameritas Money Market Portfolio, to the effect that:

(i) Calvert Variable Series, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) Calvert Social Money Market Portfolio is a series of the Calvert Variable Series, Inc.; and

(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of the Calvert Variable Series, Inc., and the Plan has been duly executed and delivered by the Calvert Variable Series, Inc. and, assuming due authorization, execution, and delivery of the Plan by Calvert Variable Series, Inc., is a valid and binding obligation of the Calvert Variable Series, Inc. and its series, the Calvert Social Money Market Portfolio.

9. CONDITIONS TO OBLIGATIONS OF CALVERT SOCIAL MONEY MARKET PORTFOLIO

The obligations of the Calvert Social Money Market Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of two thirds of all the votes entitled to be cast on the matter; and if necessary, the requisite vote of the shareholders of the other portfolios of the Calvert Variable Series, Inc.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, Ameritas Money Market Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of Ameritas Money Market Portfolio since December 31, 2004. As of the Effective Time of the Reorganization, Calvert Social Money Market Portfolio shall have received a certificate from Ameritas Money Market Portfolio satisfactory in form and substance to Calvert Social Money Market Portfolio indicating that it has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(i) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained.

(d) Tax Opinion. Calvert Social Money Market Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to Calvert Social Money Market Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to Ameritas Money Market Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of Calvert Social Money Market Portfolio in connection with the Reorganization, and on such other written representations as Calvert Social Money Market Portfolio and Ameritas Money Market Portfolio, respectively, will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) neither Calvert Social Money Market Portfolio nor Ameritas Money Market Portfolio will recognize any gain or loss upon the transfer of the assets of Calvert Social Money Market Portfolio to Ameritas Money Market Portfolio in exchange for Ameritas Money Market Portfolio Shares and upon the distribution (whether actual or constructive) of Ameritas Money Market Portfolio Shares to the shareholders of Calvert Social Money Market Portfolio in exchange for their shares of capital stock of Calvert Social Money Market Portfolio;

(ii) the shareholders of Calvert Social Money Market Portfolio who receive Ameritas Money Market Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of capital stock of Calvert Social Money Market Portfolio for Ameritas Money Market Portfolio Shares (including any fractional share interests they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of Ameritas Money Market Portfolio Shares received by Calvert Social Money Market Portfolio's shareholders will be the same as the basis of the shares of capital stock of Calvert Social Money Market Portfolio surrendered in the exchange, and the holding period of Ameritas Money Market Portfolio shares received by each shareholder of Calvert Social Money Market Portfolio will include the period during which the shares of Calvert Social Money Market Portfolio exchanged therefor were held by such shareholder, provided the shares of Calvert Social Money Market Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of Calvert Social Money Market Portfolio assets acquired by Ameritas Money Market Portfolio will be the same as the basis of such assets to Calvert Social Money Market Portfolio immediately prior to the Reorganization, and the holding period of the assets of Calvert Social Money Market Portfolio in the hands of Ameritas Money Market Portfolio will include the period during which those assets were held by Calvert Social Money Market Portfolio.

(e) Opinion of Counsel. Calvert Social Money Market Portfolio shall have received the opinion of counsel for Ameritas Money Market Portfolio, dated the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to Calvert Social Money Market Portfolio, to the effect that:

(i) Calvert Variable Series, Inc. is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) Ameritas Money Market Portfolio is a series of Calvert Variable Series, Inc.;

(iii) The Agreement and Plan of Reorganization and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of Calvert Variable Series, Inc., and the Plan has been duly executed and delivered by Ameritas Money Market Portfolio and, assuming due authorization, execution, and delivery of the Plan by Calvert Variable Series, Inc., is a valid and binding obligation of Calvert Variable Series, Inc. and its series, Ameritas Money Market Portfolio;

(iv) Ameritas Money Market Portfolio shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable shares of beneficial interest of Ameritas Money Market Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS,

WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Calvert Social Money Market Portfolio, but after such approval, no amendment shall be made that substantially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) Calvert Social Money Market Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Ameritas Money Market Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of Ameritas Money Market Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by Ameritas Money Market Portfolio.

(d) Ameritas Money Market Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to Calvert Social Money Market Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of Calvert Social Money Market Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach Plan is made by Calvert Social Money Market Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of Calvert Social Money Market Portfolio, without liability on the part of either party hereto or its respective directors, officers, or shareholders, and shall be terminated without liability as of the close of business on ____________, 2005, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio have caused the Plan to be executed on their behalf by their respective Chairman, President, or a Vice President, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC.
on behalf of the Calvert Social Money Market Portfolio

Attest:

By: ____________________	By: ___________________________
Ivy Wafford Duke	Name: Barbara J. Krumsiek
Title: Chairman

CALVERT VARIABLE SERIES, INC.
on behalf of the Ameritas Money Market Portfolio

By: _____________________	By: ___________________________
Ivy Wafford Duke	Name: William M. Tartikoff
Title: Vice President


PROXY

CALVERT VARIABLE SERIES, INC.
CALVERT SOCIAL MONEY MARKET PORTFOLIO

The undersigned hereby appoints William M. Tartikoff and Barbara J. Krumsiek, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting (the "Meeting") of Shareholders of the Calvert Social Money Market Portfolio, to be held at the offices of Calvert Variable Series, Inc., 4500 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 on ________________, 2005 at 9:00 a.m. (Eastern Time) and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

NOTE: Please sign this card exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS. The Board of Directors recommends a vote FOR the proposal.

PLEASE VOTE, SIGN, AND DATE ON THE OTHER SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

Has your address changed?	Do you have any comments?
__________________________________	____________________________________
__________________________________	____________________________________

Please refer to the Proxy Statement discussion on this matter.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

As to any other matter, said attorneys shall vote in accordance with their best judgment.

The Board of Directors recommends a vote For the resolution to the right.

1. To approve the Agreement and Plan of Reorganization providing for the Reorganization of the Calvert Social Money Market Portfolio into the Ameritas Money Market Portfolio, as described in the Prospectus/Proxy Statement and the Agreement and Plan of Reorganization.

For	Against	Abstain

Please sign as your name appears on this Proxy
X_________________________________________	______________
Date


FORM N-14
PART B

ACQUISITION OF THE ASSETS AND LIABILITIES OF
CALVERT SOCIAL MONEY MARKET PORTFOLIO,
A SERIES OF CALVERT VARIABLE SERIES, INC.

IN EXCHANGE FOR SHARES OF
AMERITAS MONEY MARKET PORTFOLIO,
A SERIES OF CALVERT VARIABLE SERIES, INC.

4500 MONTGOMERY AVENUE, SUITE 1000N
BETHESDA, MARYLAND 20814
800-368-2745

STATEMENT OF ADDITIONAL INFORMATION

_____________, 2005

This Statement of Additional Information (the "SAI") relates to the proposed reorganization (the "Reorganization") of the Calvert Social Money Market Portfolio of Calvert Variable Series, Inc., a Maryland corporation, with and into the Ameritas Money Market Portfolio, also a series of Calvert Variable Series, Inc.

This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated ______________, 2005 (the "Prospectus/Proxy Statement") of the Ameritas Money Market Portfolio, which relates to the Reorganization. As described in the Prospectus/Proxy Statement, the Reorganization would involve the transfer of all the assets of the Calvert Social Money Market Portfolio to the Ameritas Money Market Portfolio. In exchange, the Ameritas Money Market Portfolio would assume all of the liabilities of the Calvert Social Money Market Portfolio and distribute its shares to the Calvert Social Money Market Portfolio's shareholders in complete liquidation of the Calvert Social Money Market Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Calvert Variable Series, Inc., 4500 Montgomery Avenue, Suite 1000N, Bethesda, Maryland, 20814 or by calling 800-368-2745.

TABLE OF CONTENTS

I. Additional Information about the Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio 2

II. Financial Statements 2

FORM N-14

PART B

I. Additional Information about the Calvert Variable Series, Inc., Calvert Social Money Market Portfolio.

Additional information about the Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio is incorporated by reference to the current Prospectuses and Statements of Additional Information, dated May 2, 2005 for both Portfolios. These Prospectuses and Statements of Additional Information have each been filed with the Securities and Exchange Commission.

II. Financial Statements.

This Statement of Additional Information incorporates by reference the Annual Report for the year ended December 31, 2004, and the Semi-Annual Report for the period ended June 30, 2004, including the reports of KPMG LLP, of the Calvert Social Money Market Portfolio and the Ameritas Money Market Portfolio (the "Reports"), which contain historical financial information regarding both Portfolios. The Reports have been filed with the Securities and Exchange Commission. The Reports were also sent to variable annuity contract owners and variable life insurance policyholders on or about May 1, 2005 and are incorporated by reference into this Prospectus/Proxy Statement and Statement of Additional Information.

Pro forma financial statements of the Ameritas Money Market Portfolio are provided on the following pages.

CALVERT VARIABLE SERIES, INC
CALVERT SOCIAL MONEY MARKET PORTFOLIO
MERGER INFORMATION

______________, 2005

It is the intention of management to merge the Calvert Social Money Market Portfolio into the Ameritas Money Market Portfolio. Presented on the following pages are the historical Statements of Assets and Liabilities for these Portfolios as of December 31, 2004 and June 30, 2004, and the Pro Forma Statement of Assets and Liabilities at December 31, 2004 and June 30, 2004 of the Ameritas Money Market Portfolio assuming the merger with the Calvert Social Money Market Portfolio took place on December 31, 2004 and June 30, 2004, respectively. Also presented are the historical Statements of Operations for the Portfolios for the year 2004 and the six months ended June 30, 2004, and the Pro Forma Statement of Operations of the Ameritas Money Market Portfolio after the merger with the Calvert Social Money Market Portfolio for the year 2004 and the six months ended June 30, 2004. In preparing the Pro Forma financial statements for the Ameritas Money Market Portfolio, management fees, custodian fees and professional fees were all adjusted to reflect differences that would have resulted had the merger taken place January 1, 2005 and July 1, 2004, respectively.

Also presented is the merged Schedule of Investments as of December 31, 2004 and June 30, 2004. All of the securities held in the Calvert Social Money Market Portfolio as of December 31, 2004 and June 30, 2004, would comply with the investment objectives, policies and restrictions of the Ameritas Money Market Portfolio.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Ameritas Money Market Portfolio and the Calvert Social Money Market Portfolio included in the semi-annual report dated June 30, 2004 and the annual report dated December 31, 2004.

[INSERT PRO FORMAS HERE]


PART C
OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Securities Act of 1933 and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS.

(1)(a) Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

(1)(b) Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

(1)(c) Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.

(1)(d) Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.

(2) Amended By-laws of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization filed herewith.

(5) Specimen Stock Certificate (inapplicable).See the following Articles and Sections in the Articles of Incorporation filed as Exhibit (1)(a): 7(d), and 8, and the following sections of the Bylaws filed as exhibit (2); article 1, article 5, article 8.

(6)(a) Investment Advisory Agreements for Ameritas Investment Corp. and Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013. Amended Schedule A to the Investment Advisory Agreement Restated December 2001 for Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013. Form of Amended Schedule A to the Investment Advisory Agreement for Thornburg Investment Management, Inc., incorporated by reference to Post-Effective Amendment No. 49, dated April 30, 2004, accession number 0000708950-04-000006.

(6)(b) Subadvisory Agreement with Atlanta Capital, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(c) Subadvisory Agreement with SSgA Funds Management, Inc. (Social Balanced), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(d) Subadvisory Agreement with Grantham, Mayo, Van Otterloo & Co. LLC, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(e) Subadvisory Agreement with Brown Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(f) Subadvisory Agreement with Awad Asset Management, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(g) Subadvisory Agreement with Massachusetts Financial Services Company, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(h) Subadvisory Agreement with Fred Alger Management, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(i) Subadvisory Agreement with SSgA Funds Management, Inc. (Ameritas Index 500), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(j) Subadvisory Agreement with Harris Associates L.P., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(k) Subadvisory Agreement with David L. Babson & Company Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(l) Subadvisory Agreement with Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(6)(m) Subadvisory Agreement with Thornburg Investment Management, Inc., incorporated by reference to Post-Effective Amendment No. 49, dated April 30, 2004, accession number 0000708950-04-000006.

(6)(n) Subadvisory Agreement with Eagle Asset Management, incorporated by reference to Post-Effective Amendment No. 51, dated April 29, 2005, accession number 0000708950-05-000009.

(7) Underwriting Agreements for Ameritas Investment Corp. and Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(8) Not Applicable.

(9) Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

(10) Not Applicable.

(11) Draft Opinion of Counsel, filed herewith.

(12) Draft Opinion and Consent of Counsel on Tax Matters, filed herewith.

(13) Not Applicable

(14) Draft Consent of Independent Accountants filed herewith.

(15) Inapplicable.

(16) Power of Attorney Forms incorporated by reference to Post-Effective Amendment 47, dated April 29, 2003, accession number 0000708950-03-000003.

(17) Not Applicable.

ITEM 17. UNDERTAKINGS

Not Applicable

NOTICE

Notice is hereby given that this instrument is executed on behalf of the Registrant by an Officer of the Registrant as an Officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the Directors, Officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland, on this 20th day of May, 2005.

CALVERT VARIABLE SERIES, INC.

By: ____________**_________

Barbara J. Krumsiek

Director and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on May 20, 2005.

Signature	Title
__________**____________	Director and Chairman
Barbara J. Krumsiek
__________**____________	Treasurer
Ronald M. Wolfsheimer
__________**____________	Director
Arthur J. Pugh
__________**____________	Director
Frank H. Blatz, Jr.
__________**____________	Director
Alice Gresham
__________**____________	Director
M. Charito Kruvant
__________**____________	Director
Cynthia H. Milligan
________________________	Director
William Lester
________________________	Director
Gregory Boal

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney
/s/ Ivy Wafford Duke